LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2024
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.           LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2023	2024
	RMB	RMB
Land use rights	16,781	16,781
Accumulated amortization	(3,219)	(3,285)
Impairment provision	(10,304)	(10,304)
Land use rights, net	3,258	3,192

Land use rights have been pledged as collateral for bank loans as of September 30, 2024 and 2023 were RMB 10,304 and RMB -nil-, respectively.

The amortization expenses for the years ended September 30, 2023 and 2024 were RMB95 and RMB 66 respectively. The disposal of Beijing Origin led to decrease in Accumulated amortization.